City National Rochdale High Yield Alternative Strategies Fund LLC

Schedule of Investment

June 30, 2020 (Unaudited)

Fair Value
City National Rochdale High Yield Alternative Strategies Master Fund LLC (“Master Fund”)	$9,589,333

See accompanying Notes to Schedule of Investment.

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Schedule of Investment

June 30, 2020 (Unaudited)

Organization

City National Rochdale High Yield Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund commenced investment operations on July 1, 2007. The Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The Fund invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund. City National Rochdale LLC (the “Manager” or “Adviser”) is the investment adviser to the Master Fund. The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund TEI LLC, which also invests substantially all of its investable assets with the Master Fund.

The Schedule of Investments and the Notes to Schedule of Investments of the Master Fund are included elsewhere in this report and should be read in conjunction with this report. At June 30, 2020, the Fund’s beneficial ownership of the Master Fund’s net assets was 51.86%.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

June 30, 2020 (Unaudited)

				Redemptions
	Percentage of Members’ Capital	Cost	Fair Value	Frequency	Notice Period # of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

Alcentra Structured Credit Opportunity Fund II (2)	46.8%	$7,806,625	$8,642,304	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014, 10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

CIFC CLO Opportunity Holdings Fund II LP	16.3	3,113,622	3,000,832	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Great Lakes III, LP	6.7	3,278,964	1,244,587	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013, 1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	26.0	5,406,460	4,799,740	**	**
(Purchased: 10/1/2016)

	95.8	19,605,671	17,687,463

Liquidating Positions:

GoldenTree Partners LP (3)	1.6	124,239	286,303	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007, 2/1/2008, 7/1/2012, and 8/1/2012)
Total Long-Term Alternative Investment Funds:	97.4	19,729,910	17,973,766

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 0.06% (4)	9.3	1,717,899	1,717,899

Total Investments	106.7%	$21,447,809	$19,691,665

(1)	All investments are non-income producing.
(2)	Holdings in the Clareant Structured Credit Opportunity Fund II merged with Alcentra Structured Credit Opportunity Fund II effective January 1, 2019.
(3)	Remaining value represents side pocket interests.
(4)	7-day yield.
*	This investment is long-term and illiquid.
**	SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.
***	A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 97.4% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

See accompanying Notes to Schedule of Investments.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, June 30, 2020 (Unaudited), Continued

Structured Credit

Structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and other consumer and commercial loan and asset-backed securities (ABS). At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidation Positions

Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on the Fund by investment fund managers either at their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues and market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Notes to Schedule of Investments, June 30, 2020 (Unaudited)

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at June 30, 2020:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Alternative Investment Funds ^	$—	$—	$—	$17,973,766
Short-Term Investment	1,717,899	—	—	1,717,899

Total Investments	$1,717,899	$—	$—	$19,691,665

^	The Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at June 30, 2020	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Structured Credit – CLO	$3,000,832	$—	*	*
Structured Credit – CLO	9,886,891	—	Quarterly	90 days
Structured Credit – CLO	4,799,740	—	**	**
Liquidating Positions	286,303	—	***	***

Total	$17,973,766	$—

*	This investment is long-term and illiquid.
**	SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.
***	A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.